CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenues	$ 1,685	$ 1,044	$ 3,278	$ 2,057
Direct operating costs	(840)	(467)	(1,638)	(876)
General and administrative expenses	(64)	(54)	(125)	(112)
Depreciation and amortization expense	(323)	(188)	(615)	(381)
Profit (loss) from operating activities	458	335	900	688
Interest expense	(241)	(125)	(453)	(239)
Share of profit (loss) of associates and joint ventures accounted for using equity method	34	1	52	(4)
Mark-to-market on hedging items	52	63	34	27
Gain (Loss) on Disposition of Business	0	0	0	338
Other income	12	17	22	(7)
Income before income tax	315	291	555	803
Income tax (expense) recovery
Current	(62)	(46)	(125)	(216)
Deferred	1	(26)	(11)	(41)
Net income	254	219	419	546
Attributable to:
Limited partners	42	64	36	186
General partner	39	34	77	69
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	17	27	15	79
Non-controlling Interest In Net Income (Loss), Exchange LP Units	0	0	0	0
Interest of others in operating subsidiaries	$ 156	$ 94	$ 291	$ 212
Basic and diluted (loss) earnings per unit attributable to:
Limited partners	$ 0.12	$ 0.21	$ 0.07	$ 0.63